Income tax (Details 8) $ in Thousands	Dec. 31, 2025 USD ($)
Income Tax
Cuenta de Capital de Aportación (“CUCA”)	$ 335,667
Cuenta de Utilidad Fiscal Neta (“CUFIN”)	$ 344,445